UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Albert D. Mason
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Albert Mason    Boston, MA     July 20, 2011
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 142
Form 13F Information Table Value Total: $461,706 (thousand)

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
BCD Semiconductor Manufacturing Ltd. ADSADR		055347207	213	30725	SH	Sole
Bank of Ireland ADR			ADR		46267Q103	0	270	SH	Sole
ChinaEdu Corp. ADR			ADR		16945L107	542	84100	SH	Sole
Energias de Portugal, SA ADR		ADR		268353109	4	110	SH	Sole
France Telecom SA ADR			ADR		35177Q105	3778	177440	SH	Sole
GlaxoSmithKline PLC ADR			ADR		37733W105	2729	63620	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR	ADR		400506101	2000	48825	SH	Sole
Heineken NV ADR				ADR		423012202	6138	203595	SH	Sole
Huaneng Power ADR			ADR		443304100	3392	159095	SH	Sole
Infosys Ltd. ADR			ADR		456788108	5038	77240	SH	Sole
Logitech International SA ADR		ADR		H50430232	2574	229040	SH	Sole
Mechel Open Joint Stock Co. ADR		ADR		583840103	3194	133700	SH	Sole
National Grid PLC ADS			ADR		636274300	4427	89565	SH	Sole
Novartis AG ADR				ADR		66987V109	5509	90150	SH	Sole
PetroChina Ltd. ADS			ADR		71646E100	4385	30030	SH	Sole
Rostelecom Long Distance ADR		ADR		778529107	922	22755	SH	Sole
Sanofi ADR				ADR		80105N105	2301	57275	SH	Sole
Sasol Ltd. ADR				ADR		803866300	2165	40925	SH	Sole
Total SA ADR				ADR		89151E109	6840	118265	SH	Sole
AMP NZ Office Trust			COM		609327903	1110	1580600	SH	Sole
Air Products & Chemicals Inc.		COM		009158106	5025	52575	SH	Sole
Anadarko Petroleum Corp.		COM		032511107	5448	70980	SH	Sole
Aptargroup, Inc				COM		038336103	6378	121860	SH	Sole
Automatic Data Processing Inc.		COM		053015103	5961	113155	SH	Sole
B & G Foods Inc.			COM		05508R106	3979	192955	SH	Sole
Bemis Co. Inc.				COM		081437105	5053	149585	SH	Sole
Betfair Group				COM		B44JTH908	9	750	SH	Sole
Brady Corp.				COM		104674106	5021	156625	SH	Sole
C.R. Bard Inc.				COM		067383109	3438	31290	SH	Sole
CPL Resources PLC			COM		G4817M109	298	76010	SH	Sole
Church & Dwight Co., Inc.		COM		171340102	2363	58300	SH	Sole
Clorox Co.				COM		189054109	4756	70515	SH	Sole
Colgate-Palmolive Co.			COM		194162103	6876	78660	SH	Sole
Cominar REIT				COM		199910100	5853	256521	SH	Sole
Commercial Vehicle Group Inc.		COM		202608105	3	200	SH	Sole
Corn Products International Inc.	COM		219023108	5899	106720	SH	Sole
DPL, Inc.				COM		233293109	3792	125735	SH	Sole
Deswell Industries Inc.			COM		250639101	19	6525	SH	Sole
Ecolab, Inc.				COM		278865100	5710	101285	SH	Sole
Emerson Electric Co.			COM		291011104	4595	81685	SH	Sole
Enerplus Resources Fund Trust		COM		292766102	3240	102540	SH	Sole
Exxon Mobil Corp.			COM		30231G102	3319	40780	SH	Sole
Fabrinet 				COM		G3323L100	2156	88800	SH	Sole
Fiserv Inc.				COM		337738108	5454	87080	SH	Sole
General Electric Co.			COM		369604103	1454	77105	SH	Sole
General Mills Inc.			COM		370334104	5275	141720	SH	Sole
Genworth MI Canada Inc.			COM		37252B953	659	25045	SH	Sole
Getty Realty Corp.			COM		374297109	4591	181960	SH	Sole
Gladstone Commercial Corp.		COM		376536108	2845	164180	SH	Sole
Graco, Inc.				COM		384109104	6470	127710	SH	Sole
Grainger, WW Inc.			COM		384802104	6340	41265	SH	Sole
Grontmij NV-CVA				COM		N37558199	1316	66168	SH	Sole
H.J. Heinz Co.				COM		423074103	3394	63710	SH	Sole
Heineken NV				COM		N39427211	640	10640	SH	Sole
Hormel Foods Corp.			COM		440452100	6596	221270	SH	Sole
Irish Life & Permanent Group (IRE)	COM		B59NF0903	0	3675	SH	Sole
Irish Life & Permanent Group (UK)	COM		B59NXW903	0	700	SH	Sole
Jacob Engineering Group			COM		469814107	4481	103615	SH	Sole
Johnson & Johnson			COM		478160104	3095	46530	SH	Sole
Lakeview Hotel REIT A			COM		512223306	43	85300	SH	Sole
Lakeview Hotel REIT B			COM		512223108	59	118000	SH	Sole
Lanesborough REIT			COM		515555100	53	126725	SH	Sole
Liberty Property Trust			COM		531172104	2501	76750	SH	Sole
Mack-Cali Realty Corp.			COM		554489104	2389	72530	SH	Sole
Marathon Oil Corp.			COM		565849106	5976	113441	SH	Sole
Marshall & Ilsley Corp.			COM		571837103	2	300	SH	Sole
McCormick & Co. Inc.			COM		579780206	5434	109630	SH	Sole
McDonald's Corp.			COM		580135101	6856	81305	SH	Sole
Mettler-Toledo International, Inc.	COM		592688105	6712	39795	SH	Sole
Monmouth Real Estate Investment Corp.	COM		609720107	4790	566832	SH	Sole
Narrowstep Inc.				COM		631082203	0	1000	SH	Sole
Norfolk & Southern Corp.		COM		655844108	8449	112765	SH	Sole
Omnicom Group				COM		681919106	5107	106045	SH	Sole
Parker Hannafin				COM		701094104	4	50	SH	Sole
Paychex, Inc.				COM		704326107	4472	145565	SH	Sole
Peabody Energy Corp.			COM		704549104	5814	98695	SH	Sole
Pembina Pipeline Corp.			COM		706327954	36	1375	SH	Sole
Pengrowth Energy Trust			COM		70706P104	1376	109375	SH	Sole
Penn West Energy Trust			COM		707887105	2803	121453	SH	Sole
Praxair, Inc.				COM		74005P104	6028	55610	SH	Sole
Primaris Retail REIT			COM		74157U950	5822	266910	SH	Sole
Prosperity Bancshares Inc.		COM		743606105	6118	139610	SH	Sole
Ramco Gershenson Properties Trust	COM		751452202	8	670	SH	Sole
Realty Income Corp.			COM		756109104	2990	89295	SH	Sole
SNC-Lavalin Group Inc.			COM		78460T105	6003	98400	SH	Sole
Schneider Electric SA			COM		483410007	5452	32645	SH	Sole
Sherwin-Williams Co.			COM		824348106	5400	64390	SH	Sole
Sonic Automotive Inc			COM		83545G102	4	280	SH	Sole
St. Gobain				COM		738048909	2506	38700	SH	Sole
State Street Corp.			COM		857477103	4876	108140	SH	Sole
Toronto Dominion Bank			COM		891160509	6123	72115	SH	Sole
Tullow Oil PLC				COM		015008907	5759	289295	SH	Sole
UMH Properties Inc.			COM		903002103	9	840	SH	Sole
Urstadt Biddle Properties A		COM		917286205	2361	130380	SH	Sole
Urstadt Biddle Properties B		COM		917286106	536	31720	SH	Sole
Vermilion Energy Trust			COM		923725956	2909	55048	SH	Sole
Weight Watchers International, Inc.	COM		948626106	3160	41865	SH	Sole
Alexandria Real Estate 8.375% Pfd C	PFD		015271406	1341	51900	SH	Sole
Brandywine Realty Trust 7.5% Pfd C	PFD		105368401	3646	144965	SH	Sole
CBL & Associates Inc. 7.75% Pfd C	PFD		124830506	2843	113385	SH	Sole
Cedar Shopping Centers 8.875% Pfd A	PFD		150602308	2903	115644	SH	Sole
Corporate Office Prop. Trust 7.5% Pfd H	PFD		22002T603	2009	79730	SH	Sole
DuPont Fabros Technology 7.875% Pfd A	PFD		26613Q205	1551	61300	SH	Sole
First Industrial Realty Trust 7.25% Pfd PFD		32054K798	2337	96925	SH	Sole
First Potomac Realty Trust 7.75% Pfd A	PFD		33610F307	2140	84438	SH	Sole
GMX Resources Inc. 9.25% Pfd B		PFD		38011M405	1827	77050	SH	Sole
Gladstone Commercial Corp. 7.5% Pfd B	PFD		376536306	1731	69399	SH	Sole
Gladstone Commercial Corp. 7.75% Pfd A	PFD		376536207	1298	52727	SH	Sole
Kilroy Realty Corp. 7.8% Pfd E		PFD		49427F405	2680	105530	SH	Sole
Kimco Realty Corp. 7.75% Pfd G		PFD		49446R844	1454	55801	SH	Sole
Kite Realty Group Trust 8.25% Pfd A	PFD		49803T201	2940	117325	SH	Sole
LBA Realty Fund II WBP Inc. 7.625% Pfd BPFD		501777304	9816	442370	SH	Sole
Lexington Realty Trust 8.05% Pfd B	PFD		529043200	1457	57775	SH	Sole
Monmouth REIT 7.625% Pfd A		PFD		609720206	25	1000	SH	Sole
NPB Cap Trust II 7.85% Pfd		PFD		62935R209	397	15685	SH	Sole
Old Second Cap Trust I 7.8% Pfd		PFD		680280104	292	79760	SH	Sole
PS Business Parks Inc. 7.375% Pfd O	PFD		69360J750	2397	95125	SH	Sole
Parkway Properties Inc. 8% Pfd D	PFD		70159Q401	421	16825	SH	Sole
Realty Income Corp. 6.75% Pfd E		PFD		756109708	1709	66820	SH	Sole
Saul Centers 8% Pfd A			PFD		804395200	2300	89689	SH	Sole
Sterling Bank Cap Trust III 8.3% Pfd	PFD		85915Q206	17	650	SH	Sole
UMH Mobile Homes 8.25% Pfd A		PFD		903002202	1521	57825	SH	Sole
Urstadt Biddle Properties Inc. 7.5% Pfd PFD		917286502	2289	89080	SH	Sole
Vornado Realty Trust 6.625% Pfd G	PFD		929042802	519	20900	SH	Sole
Vornado Realty Trust 6.625% Pfd I	PFD		929042877	801	32195	SH	Sole
Vornado Realty Trust 6.75% Pfd H	PFD		929042885	338	13560	SH	Sole
Weingarten Realty Investors 6.50% Pfd F	PFD		948741889	2189	87716	SH	Sole
Weingarten Realty Investors 6.95% Pfd E	PFD		948741608	267	10600	SH	Sole
Zion Bancorporation 11% Pfd E		PFD		989701875	883	33000	SH	Sole
Zion Cap Trust 8% Pfd B			PFD		989703202	1021	39675	SH	Sole
Amerigas Partners LP			UNIT LTD PARTN	030975106	5150	114375	SH	Sole
Buckeye Partners LP			UNIT LTD PARTN	118230101	7420	114930	SH	Sole
Enterprise Products Partners LP		UNIT LTD PARTN	293792107	8236	190595	SH	Sole
Ferrellgas Partners LP			UNIT LTD PARTN	315293100	4665	206685	SH	Sole
Global Partners LP			UNIT LTD PARTN	37946R109	2072	81455	SH	Sole
Kinder Morgan Energy Partners LP	UNIT LTD PARTN	494550106	8295	114254	SH	Sole
Oneok Partners LP			UNIT LTD PARTN	68268N103	8608	100915	SH	Sole
Penn Virginia Resources LP		UNIT LTD PARTN	707884102	4097	152095	SH	Sole
Plains All American Pipeline LP		UNIT LTD PARTN	726503105	7645	119455	SH	Sole
Sunoco Logistics Partners LP		UNIT LTD PARTN	86764L108	8046	93395	SH	Sole
TC Pipelines LP				UNIT LTD PARTN	87233Q108	7779	162837	SH	Sole
Teekay LNG Partners LP			UNIT LTD PARTN	Y8564M105	2331	63015	SH	Sole